Note 6 - Loans, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Upside, 100% [member]
Statement Line Items [Line Items]
Variance from reported ECL (%)	(20.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Variance from reported ECL (%)	(14.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Variance from reported ECL (%)	7.00%
Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 3,303	$ 2,513
Provision for credit commitments [member] | Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	2,629
Provision (recovery) from reported ECL	(674)
Provision for credit commitments [member] | Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	2,833
Provision (recovery) from reported ECL	(470)
Provision for credit commitments [member] | Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	3,538
Provision (recovery) from reported ECL	$ 235